Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of recoverable taxes	As of December 31, 2021 recoverable taxes consisted of:

	2021	2020
Income tax and social contribution recoverable	2,643	208
Other recoverable taxes	509	484

Recoverable Taxes	3,152	692